Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0000729580
Registrant Name	BEL FUSE INC /NJ
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A